Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Other Current Assets [Abstract]
Embedded and other derivative assets included in other current assets	$ 11.8	$ 10.5
Prepaid and other expenses included in other current assets	$ 2.0	$ 1.8